Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with the SEC’s disclosure requirements regarding pay versus performance, this section presents the SEC-defined “Compensation Actually Paid,” or CAP. Also required by the SEC, this section compares CAP to various measures used to gauge our performance. CAP is a supplemental measure to be viewed alongside performance measures as an addition to the philosophy and strategy of compensation-setting discussed elsewhere in this proxy statement, not in replacement.

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income ($)
2023	3,158,336	(517,565)	1,695,800	260,831	41	(119,548,000)
2022	4,006,248	1,574,321	1,706,633	1,109,334	162	(250,157,000)
2021	9,711,680	(10,683,446)	4,389,244	(448,135)	241	(65,578,000)

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Eric Shaff	Teresa L. Young, Ph.D. and Lisa von Moltke, M.D.
2022	Eric Shaff	David Arkowitz, Lisa von Moltke, M.D., Matthew Henn, Ph.D., and Paula A. Cloghessy
2021	Eric Shaff	David Arkowitz and Matthew Henn, Ph.D.

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,134,638)	(1,030,062)
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	508,247	246,012
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date	38,416	17,323
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,456,981)	(498,826)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date	(630,945)	(169,416)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End	0	0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	0	0
TOTAL ADJUSTMENTS	(3,675,901)	(1,434,969)

(2)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance-based RSU awards, the same valuation methodology as RSU awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting date(s), determined based on the same methodology as used to determine grant date fair value but using the closing stock price on the applicable revaluation date as the current market price and with an expected life set equal to the original expected life determined at grant, reduced by the amount of time elapsed from the grant date to the revaluation date, and adjusted based on relevant factors, including taking into account the stock price on the applicable revaluation date relative to the option’s strike price determined at grant, and in all cases based on volatility and risk free rates determined as of the revaluation date based on the expected life period and based on an expected dividend rate of 0%. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2022 and prior fiscal years.

Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Eric Shaff	Teresa L. Young, Ph.D. and Lisa von Moltke, M.D.
2022	Eric Shaff	David Arkowitz, Lisa von Moltke, M.D., Matthew Henn, Ph.D., and Paula A. Cloghessy
2021	Eric Shaff	David Arkowitz and Matthew Henn, Ph.D.

PEO Total Compensation Amount	$ 3,158,336	$ 4,006,248	$ 9,711,680
PEO Actually Paid Compensation Amount	$ (517,565)	1,574,321	(10,683,446)
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Adjustments	2023
	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,134,638)	(1,030,062)
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End	508,247	246,012
Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, Determined as of Vesting Date	38,416	17,323
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,456,981)	(498,826)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date	(630,945)	(169,416)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, Determined as of Prior FY End	0	0
Increase Based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	0	0
Increase Based on Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
Deduction for Change in the Actuarial Present Values Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	0	0
Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans	0	0
TOTAL ADJUSTMENTS	(3,675,901)	(1,434,969)

Non-PEO NEO Average Total Compensation Amount	$ 1,695,800	1,706,633	4,389,244
Non-PEO NEO Average Compensation Actually Paid Amount	$ 260,831	1,109,334	(448,135)
Compensation Actually Paid vs. Total Shareholder Return	The graphs below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, and (ii) our net income, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income

The graphs below compares the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, and (ii) our net income, in each case, for the fiscal years ended December 31, 2021, 2022 and 2023. TSR amounts reported in the graph assume an initial fixed investment of $100.

Total Shareholder Return Amount	$ 41	162	241
Net Income (Loss)	$ (119,548,000)	$ (250,157,000)	$ (65,578,000)
PEO Name	Eric Shaff	Eric Shaff	Eric Shaff
PEO | Deduction under the "Stock Awards" and "Option Awards" in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,134,638)
PEO | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	508,247
PEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,416
PEO | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,456,981)
PEO | Increase/deduction for Awards Granted During Prior FY that were Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(630,945)
PEO | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Deduction for Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,675,901)
Non-PEO NEO | Deduction under the "Stock Awards" and "Option Awards" in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,030,062)
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,012
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,323
Non-PEO NEO | Increase/deduction for Awards Granted During Prior FY that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(498,826)
Non-PEO NEO | Increase/deduction for Awards Granted During Prior FY that were Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(169,416)
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based on Dividends or Other Earnings Paid During Applicable FY Prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase Based on Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for Change in the Actuarial Present Values Reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,434,969)